Derivative Financial Instruments - Summary of Euro Equivalent the Contractual Amounts of forward Exchange Contracts (Detail) - Forward exchange contract [member] - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Derivative Financial Instruments [line items]
Notional amount	€ 44,984	€ 51,336
U.S. dollars [member]
Disclosure Of Derivative Financial Instruments [line items]
Notional amount	11,598	20,532
British pounds [member]
Disclosure Of Derivative Financial Instruments [line items]
Notional amount	13,753	14,723
Euro [member]
Disclosure Of Derivative Financial Instruments [line items]
Notional amount	9,720	12,192
Chinese renminbi [member]
Disclosure Of Derivative Financial Instruments [line items]
Notional amount	7,428
Australian dollars [member]
Disclosure Of Derivative Financial Instruments [line items]
Notional amount	1,624	1,826
Japanese yen [member]
Disclosure Of Derivative Financial Instruments [line items]
Notional amount	€ 861	1,152
Canadian dollars [member]
Disclosure Of Derivative Financial Instruments [line items]
Notional amount		812
Swedish kroner [member]
Disclosure Of Derivative Financial Instruments [line items]
Notional amount		€ 99